OTHER OPERATING INCOME (EXPENSES) - Sale of assets (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$) item	Dec. 31, 2015 BRL (R$)
Sale of assets
Net gain (loss) on asset disposal/loss	R$ 108,767	R$ 463,602	R$ (4,512)
Transmission towers
Sale of assets
Net gain (loss) on asset disposal/loss		R$ 476,371
Number of towers sold | item		1,655
Transmission towers | Customer portfolio
Sale of assets
Disposal of sharing agreement		R$ 40,899